Employee Benefit Plans - Assumptions (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Determination of benefit obligation at year end:
Discount rate	2.80%	3.45%	4.40%
Annual rate of compensation increase	4.50%	4.00%	4.00%
Determination of pension expense for year ended:
Discount rate for the service cost	3.45%	4.40%	3.75%
Annual rate of compensation increase	4.00%	4.00%	4.00%
Expected long-term rate of return on plan assets	6.75%	6.75%	6.75%